Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash

5.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

(a)	Cash and cash equivalents

The Group’s cash and cash equivalents at December 31, 2022 and December 31, 2021, consisted of cash on hand and was invested in business and savings accounts.

(b)	Restricted cash

The Group has cash deposited with a United States financial institution that has been pledged as collateral to the surety provider for a US$2,000 surety bond that was placed with the Alaskan regulatory authorities for a performance guarantee related to any potential reclamation liability as a condition of the Miscellaneous Land Use Permit granted to the Pebble Partnership for its ongoing activities on the Pebble Project. The cash deposit will be released once any reclamation work required has been performed and assessed by the Alaskan regulatory authorities. The cash is invested in a money market fund. For the year ended December 31, 2022, $10 was recognized (2021 – nominal income), which was re-invested.